Income Taxes - Current and Deferred Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Federal:
Deferred												$ (49)	$ 91	$ (169)
Foreign:
Current												74	58	41
Deferred												(18)	(26)	(12)
U.S. State:
Current												3	6	2
Deferred												(1)	1	(13)
Income tax expense (benefit)	$ (12)	$ (77)	$ (12)	$ 48	$ 50	$ (2)	$ 61	$ 19	$ 52	$ (7)	$ 98	$ 9	$ 130	$ (151)